DERIVATIVE LIABILITY (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
DERIVATIVE LIABILITY
Derivative Liability	$ 357,465
Other income	1,179,556
Additional derivative	$ 189,186